SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.8%

Alabama - 0.4%

Clio Water & Sewer Rev. (AGM Insured)	340,000	3.10	1/1/33	340,707

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	546,620

Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	508,195

				1,395,522

Alaska - 0.3%

AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	546,905

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	10,313

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	265,838

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	338,961

				1,162,017

Arizona - 2.7%

AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,258

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	878,955

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	100,000	5.50	7/1/31	108,775

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	899,835

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	200,000	6.00	7/1/51	220,544

AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	587,825

AZ Industrial Dev. Auth. Rev. (Social Bond Equitable School Revolving Fund)	500,000	4.00	11/1/45	580,725

Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	324,789

La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	868,748

Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	332,646

Maricopa Co. Industrial Dev. Auth. Rev. (Lagacy Traditional School Proj.)	500,000	4.00	7/1/50	546,175

Maricopa Co. Industrial Dev. Auth. Rev. (Paradise School Proj.)	1,000,000	4.00	7/1/54	1,151,330

Phoenix City Industrial Dev. Auth. Rev. (Northwest Christian School Proj.) [4]	600,000	5.00	9/1/45	681,084

Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	451,992

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,098,850

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	376,449

Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	275,000	9.75	5/1/25	284,526

Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	500,440

				10,143,946

Arkansas - 0.4%

Rogers City Rev.	1,000,000	3.88	11/1/39	1,120,260

Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	523,710

				1,643,970

California - 4.6%

CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	618,000

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	354,753

CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	500,000	5.00	11/15/46	578,880

CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	250,000	5.00	11/15/56	286,835

CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	631,495

Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	551,912

Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,250,450

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	736,940

Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	621,535

Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,385,038

Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	312,342

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,264,439

Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	294,872

JUNE 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	567,950

Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	507,505

Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	767,616

Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	870,075

Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	292,928

Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	86,718

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	0.66	6/1/39	489,645

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	432,100

South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	562,880

Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	559,620

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	669,774

Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	502,345

Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,259,670

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	673,930

				17,130,247

Colorado - 5.0%

Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	300,479

Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	574,807

Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	819,638

Broadway Station Metropolitan District No. 3 G.O.	500,000	5.00	12/1/49	550,210

Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	377,052

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	251,012

CO Health Facs. Auth. Rev. (Covenant Living Community)	500,000	4.00	12/1/50	572,195

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	762,398

Copperleaf Metro District No. 4 G.O.	750,000	5.00	12/1/49	817,140

Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	561,160

Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	546,320

Denver 9th Avenue Metropolitan District No. 2 G.O.	500,000	5.00	12/1/48	537,495

Denver City & County Housing Auth. Rev. (Sustainability Bonds - Thrive Proj.)	500,000	2.05	2/1/39	498,715

DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	541,370

Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	1,112,610

Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	540,620

Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	543,600

Johnstown Village Metropolitan District No. 2. G.O.	500,000	5.00	12/1/50	545,365

Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	476,010

Legato Community Auth. Rev.	500,000	5.00	12/1/51	541,945

Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	259,535

Mirabelle Metropolitan Dist. No. 2 G.O.	500,000	5.00	12/1/49	542,755

Painted Prairie Public Improvement Auth. Rev.	500,000	5.00	12/1/39	551,110

Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	518,660

Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/41	556,485

Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/51	551,625

Reunion Metropolitan District Rev.	600,000	3.63	12/1/44	597,168

St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	533,915

STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	545,070

Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	541,210

Transport Metropolitan District No. 3 G.O.	750,000	5.00	12/1/51	839,078

Vauxmont Metropolitan District G.O. (AGM Insured)	500,000	3.25	12/15/50	534,655

Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	650,168

				18,691,575

2

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Connecticut - 1.0%

CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	255,852

CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	278,290

CT Hsg. Finance Auth. Rev.	290,000	3.88	11/15/35	316,845

CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	577,346

CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,032,460

CT Hsg. Finance Auth. Rev.	865,000	2.55	6/15/46	872,750

CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	515,706

				3,849,249

District of Columbia - 0.3%

District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	681,720

District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	541,725

				1,223,445

Florida - 11.7%

Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	418,083

Artisan Lakes East Community Dev. District Special Assessment [4]	450,000	4.00	5/1/51	476,600

Atlantic Beach, Rev. (Fleet Landing Proj.)	750,000	3.00	11/15/23	751,192

Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	318,579

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	228,428

Capital Trust Agency Rev. (Imagine School at North Manate, Inc. Proj.) [4]	325,000	5.00	6/1/41	362,356

Capital Trust Agency Rev. (Lutz Preparatory School, Inc. Proj.)	300,000	4.00	6/1/41	325,617

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	530,370

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	317,541

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	176,000

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	76,250

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	133,350

Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	593,255

Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	267,254

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	524,870

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	250,000	7.25	5/15/26	170,000

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 4, [5]	750,000	8.13	5/15/44	510,000

Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	638,721

Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	620,000	3.75	10/1/49	666,190

Fishhawk Ranch Community Dev. District Special Assessment (AGM Insured)	500,000	3.00	11/1/41	535,240

FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	561,350

FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	714,701

FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.)	650,000	5.00	6/1/51	750,477

FL Higher Educational Facs. Financial Auth. Rev. (Rollins College Proj.)	1,000,000	4.00	12/1/50	1,161,710

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	645,000	4.20	1/1/45	700,328

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.10	7/1/46	977,470

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	400,000	3.30	7/1/49	413,696

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	990,000	2.75	7/1/50	1,026,204

FL State Department of Education	1,000,000	4.38	7/1/30	1,002,460

FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	1,082,930

Gramercy Farms Community Dev. District Special Assessment [6]	330,000	3.20	5/1/39	181,500

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	656,374

Harbor Bay Community Dev. District Special Assessment	295,000	4.10	5/1/48	320,016

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	235,718

Hollywood Beach Community Dev. District Special Assessment (Public Parking Facilities Proj.)	500,000	4.00	10/1/45	578,250

Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	617,172

Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	571,800

JUNE 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	307,266

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	514,445

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	272,995

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	105,311

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	552,016

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	630,269

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	100,000	6.70	5/1/33	106,463

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	339,273

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	440,480

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	526,050

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	338,232

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	640,172

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	514,178

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	358,531

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	425,000	4.50	5/1/49	468,363

Lexington Oaks Community Dev. District Special Assessment Rev.	235,000	5.65	5/1/33	237,982

Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	441,036

LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	536,660

Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	45,000

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	266,955

Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	584,480

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assesment Rev.	550,000	4.20	5/1/35	576,444

Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	544,945

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	288,092

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	605,110

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	565,195

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	273,042

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	160,000	3.95	3/1/40	168,162

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	315,000	4.00	9/1/48	345,920

Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	307,800

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	596,210

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	551,650

Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	640,608

Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	690,000	7.50	6/1/49	736,610

Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	5.00	6/1/55	544,345

Parker Road Community Dev. Dist. Special Assessment	500,000	4.10	5/1/50	531,580

Parkview at Long Lake Ranch Community Dev. Dist. Special Assessment	270,000	4.00	5/1/51	285,001

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	602,150

Pompano Beach, Rev. (John Knox Village Proj.)	1,250,000	4.00	9/1/50	1,387,638

River Landing Community Dev. Dist. Special Assessment	500,000	4.25	11/1/35	541,955

Sandridge Community Dev. District Special Assessment	500,000	3.88	5/1/41	513,365

Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	542,065

Southern Groves Community Dev. District No. 5 Special Assessment	285,000	4.00	5/1/48	301,866

St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	1,096,170

Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	556,935

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	180,408

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	83,897

Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	40,104

Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	557,990

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	342,252

4

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	264,480

University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	828,982

Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,010

Waters Edge Community Dev. District Cap. Improvement Rev. [6]	115,000	6.60	5/1/39	116,290

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	262,939

Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	198,000

				43,785,422

Georgia - 2.6%

Burke Co. Dev. Auth. Rev. (Georgia Transmission Corp. Vogtle Proj.) [14]	740,000	2.75	1/1/52	751,026

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	411,386

Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	680,875

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	603,130

GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,312,166

GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,007,610

GA Housing & Finance Authority Rev.	455,000	3.85	12/1/38	488,911

GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	687,050

GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	619,139

GA Housing & Finance Authority Rev.	960,000	3.50	12/1/46	1,004,870

GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	512,961

GA Housing & Finance Authority Rev.	245,000	4.20	12/1/48	268,189

GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	501,845

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	598,815

Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	416,258

				9,864,231

Idaho - 0.3%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	7.00	10/1/24	250,676

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	216,195

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	435,005

ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	335,000	5.75	12/1/32	359,137

				1,261,013

Illinois - 5.5%

Bellwood Village G.O.	500,000	5.88	12/1/27	540,115

Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,154,117

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	552,500

Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	571,760

Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	555,160

Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	534,685

Chicago Park Dist. G.O. (BAM Insured)	500,000	4.00	1/1/42	575,445

Chicago Park Dist. G.O. (Limited Tax)	1,000,000	5.00	1/1/28	1,091,550

Evanston Educational Facs. Rev. (Roycemore School) [4]	250,000	4.00	4/1/32	255,000

IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	280,588

IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	544,910

IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	713,255

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	562,820

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,206,490

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	562,525

IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	1,109,960

IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	104,260

IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	531,895

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	677,350

JUNE 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IL G.O.	250,000	5.50	7/1/33	271,348

IL G.O. (AGM Insured)	500,000	4.00	2/1/30	570,990

IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	505,985

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	210,000	3.88	4/1/41	225,137

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	4.00	10/1/48	294,883

IL Rev.	500,000	5.00	6/15/33	612,050

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,109,940

La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	306,450

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	377,733

Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,073,962

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	672,350

Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	300,078

Richton Park Public Library District G.O.	250,000	4.50	12/15/32	264,090

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	360,000	7.00	10/1/22	208,800

University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,149,230

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	140,000	4.00	12/1/22	142,131

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	271,805

Upper Illinois River Valley Dev. Auth. Rev. (Prairie Crossing Charter) [4]	250,000	5.00	1/1/45	266,415

				20,747,762

Indiana - 0.8%

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	841,875

IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	462,897

IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	195,097

IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	381,409

IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	517,880

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	314,316

Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	389,851

				3,103,325

Iowa - 0.7%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	748,508

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	640,450

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	584,749

IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	562,215

				2,535,922

Louisiana - 1.6%

Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	9,038	5.00	11/1/40	9,189

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.)(GNMA/FHLMC Collateralized)	480,000	2.50	12/1/45	489,125

LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	536,770

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	560,325

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	362,925

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	523,470

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	345,519

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	545,845

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	550,262

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	750,000	4.00	11/1/46	826,635

LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	344,292

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	545,000	0.80	2/15/36	542,052

St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	324,672

				5,961,081

6

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maine - 0.2%

ME Hsg. Auth. Rev.	110,000	4.00	11/15/37	118,738

ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	526,830

				645,568

Maryland - 0.4%

MD Community Dev. Administration Rev.	750,000	1.95	9/1/41	735,030

MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	381,776

Montgomery Co. Housing Opportunities Commission Rev.	250,000	4.00	7/1/38	253,172

				1,369,978

Massachusetts - 3.8%

Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,498

Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	500,000

MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,080,077

MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,558,714

MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,488,915

MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	328,680

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	452,668

MA Education Finance Auth. Education Rev.	30,000	5.15	1/1/26	30,194

MA Education Finance Auth. Education Rev.	815,000	3.63	7/1/34	857,062

MA Education Finance Auth. Education Rev.	1,000,000	2.63	7/1/36	1,021,290

MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	919,678

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	1,005,700

MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	250,430

MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	560,335

MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	533,570

MA Housing Finance Agy. Rev.	500,000	2.40	6/1/44	503,535

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	976,653

MA Housing Finance Agy. Rev.	500,000	2.80	6/1/63	507,615

MA Housing Finance Agy. Rev. (FHA Insured)	355,000	5.30	12/1/38	355,969

Northbridge Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	501,560

Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	361,127

				14,275,270

Michigan - 3.4%

Chandler Park Academy Rev.	85,000	5.00	11/1/22	85,189

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	320,670

City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	572,175

MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	272,542

MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	258,312

MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	538,305

MI Hsg. Dev. Auth. Rev.	285,000	3.70	12/1/36	302,758

MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	323,295

MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	826,988

MI Hsg. Dev. Auth. Rev.	840,000	4.00	6/1/49	887,284

MI Hsg. Dev. Auth. Rev.	1,000,000	3.15	6/1/50	1,050,790

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	2,054,660

MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,870,418

MI Hsg. Dev. Auth. Rev.	1,000,000	2.70	10/1/56	1,001,830

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	260,000	6.35	11/1/28	260,642

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	472,278

Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	167,168

JUNE 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,797

Richfield Public School Academy Rev.	1,060,000	4.00	9/1/36	1,106,990

Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	280,965

Universal Academy Michigan Public School Rev.	105,000	6.50	12/1/23	108,999

				12,899,055

Minnesota - 0.1%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	345,524

MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	75,000	4.40	7/1/32	75,000

				420,524

Mississippi - 0.6%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,130,780

MS Gaming Tax Rev.	740,000	4.00	10/15/38	848,151

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	275,000	4.00	12/1/43	296,579

				2,275,510

Missouri - 1.5%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	250,000	3.50	11/1/40	253,385

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,4,5]	500,000	5.75	11/15/36	175,250

Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	423,739

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	500,000	4.00	2/1/33	582,620

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	877,098

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,118,360

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	525,000	3.80	11/1/48	567,961

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.35	11/1/49	475,896

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	2.50	5/1/50	502,368

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.40	11/1/51	504,875

				5,481,552

Montana - 0.4%

MT Board of Housing Single Family Rev.	160,000	4.00	12/1/38	170,949

MT Board of Housing Single Family Rev.	500,000	2.40	12/1/45	511,255

MT Board of Housing Single Family Rev. (BRD Insured)	420,000	4.00	6/1/45	465,209

MT Board of Housing Single Family Rev. (FHA Insured)	225,000	3.75	12/1/38	230,886

				1,378,299

Nebraska - 0.4%

Douglas Co. Hospital Auth. No. 2 Rev. (Children Hospital Obligation)	500,000	4.00	11/15/50	584,680

Douglas Co. Hospital Auth. No. 3 Rev. (Methodist Hospital)	400,000	5.00	11/1/30	467,944

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	410,000	5.13	N/A	17,015

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	3.05	9/1/42	309,642

				1,379,281

Nevada - 1.0%

City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	573,860

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	335,000	4.00	12/1/27	368,587

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	390,847

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	235,000	3.85	10/1/39	241,448

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	690,000	3.35	10/1/49	731,717

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	720,000	3.40	10/1/49	766,901

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.45	10/1/51	499,220

				3,572,580

8

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hampshire - 0.6%

NH Business Finance Auth. Rev. (Springpoint Senior Living Proj.)	650,000	4.00	1/1/41	727,682

NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	327,248

NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	532,160

NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	787,626

				2,374,716

New Jersey - 3.0%

NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	580,525

NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	287,708

NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	606,395

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	310,550

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	614,390

NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,352,862

NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	1,057,880

NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	830,415

NJ Hsg. & Mtg. Finance Agy. Rev.	500,000	2.63	11/1/56	506,270

NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	570,080

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	880,000	3.75	10/1/35	971,309

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	490,000	4.50	10/1/48	550,853

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	460,000	4.00	4/1/49	500,659

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	955,000	2.45	10/1/50	972,734

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	582,340

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	623,100

Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	356,553

				11,274,623

New Mexico - 1.3%

Las Vegas NM Gross Receipts Tax Rev.	410,000	4.00	6/1/28	423,067

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	285,000	3.90	9/1/42	288,007

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	235,000	4.13	9/1/42	237,825

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	670,000	3.85	7/1/43	716,994

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	415,000	3.85	7/1/43	451,810

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	325,000	3.80	9/1/46	339,950

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	720,000	4.00	7/1/48	784,462

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	970,000	3.35	7/1/49	1,027,104

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	4.00	7/1/49	475,351

				4,744,570

New York - 5.3%

Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	736,304

Buffalo & Erie Co. Industrial Land Dev. Corp. Rev. (D’Youville College Proj.)	500,000	4.00	11/1/40	583,830

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	370,132

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	327,711

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	325,467

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	503,720

New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	690,372

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	543,390

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.80	2/1/50	510,635

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	3.00	11/1/55	1,031,370

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,500,000	2.60	11/1/56	1,497,465

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	1,009,730

New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	506,960

JUNE 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	816,772

New York Transportation Dev. Corp. Rev. (John F. Kennedy International Airport Proj.)	300,000	4.00	12/1/40	355,227

New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	906,278

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	705,000	4.00	1/1/30	781,450

NY Mortgage Agency Rev.	95,000	3.75	10/1/42	96,092

NY Mortgage Agency Rev.	1,230,000	3.80	10/1/48	1,315,165

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	343,689

NY State Housing Finance Agency Rev.	500,000	2.75	11/1/45	513,985

NY State Housing Finance Agency Rev.	1,000,000	2.75	11/1/56	993,870

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	599,393

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	403,520

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	526,050

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	544,015

NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	272,228

NY State Mortgage Agency Rev.	1,000,000	2.50	10/1/46	1,004,840

NY State Mortgage Agency Rev.	1,700,000	2.55	4/1/50	1,700,238

				19,809,898

North Carolina - 1.2%

Mecklenburg Co. Rev. (Little Rock Apts)	130,000	5.15	1/1/22	131,135

Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	520,542

NC Education Assistance Auth. Senior Bond-Student Loan Rev.	405,000	3.13	6/1/39	412,537

NC Housing Finance Agency Rev.	260,000	3.95	1/1/41	282,714

NC Housing Finance Agency Rev.	710,000	4.00	7/1/47	771,678

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	420,000	4.00	1/1/48	456,141

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	940,000	3.63	7/1/49	1,009,720

NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	447,372

University of North Carolina School of the Arts	500,000	3.25	2/1/46	538,895

				4,570,734

North Dakota - 0.6%

ND Housing Finance Agency Rev.	350,000	3.85	1/1/42	379,502

ND Housing Finance Agency Rev.	1,000,000	2.35	7/1/44	1,005,910

ND Housing Finance Agency Rev.	1,000,000	2.50	7/1/44	1,024,160

				2,409,572

Ohio - 2.5%

Ashland City School Dist. G.O. (Classroom Facilities & School Improvement)	750,000	4.00	11/1/49	750,398

Butler Co. Port Auth. Rev.	640,000	5.00	12/1/34	641,779

Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	588,820

Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	930,468

Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	1,119,070

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [2,4,5]	250,000	6.50	12/1/37	88,750

Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	535,425

Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	553,765

OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	1,097,511

OH Housing Finance Agency Rev.	755,000	3.35	9/1/49	801,191

OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	310,000	4.05	3/1/37	336,477

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	335,000	3.35	9/1/39	352,323

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	580,000	4.00	9/1/48	626,006

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.00	3/1/49	526,903

Port of Greater Cincinnati Dev. Auth. Rev. (St. Xavier High School, Inc. Proj.)	400,000	4.00	4/1/40	468,476

				9,417,362

10

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oklahoma - 0.4%

Fort Sill Apache Tribe Economic Dev. Auth. [4]	410,000	8.50	8/25/26	414,928

Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,179,910

				1,594,838

Oregon - 1.7%

Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	555,960

Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	358,442

Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	259,160

Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	501,025

OR Hsg. & Community Services Dept. Rev.	225,000	3.80	7/1/34	248,573

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	125,000	3.75	7/1/35	136,491

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	345,000	4.00	7/1/38	356,323

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	511,125

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	380,000	3.75	7/1/48	405,293

OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,043,400

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	1,000,000	4.00	7/1/24	1,000,690

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	522,405

Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	404,901

				6,303,788

Pennsylvania - 2.3%

Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	115,000	5.90	8/15/26	115,392

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	0.80	10/1/34	453,710

Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	502,726

Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	401,622

Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	200,000	4.00	10/15/22	202,934

PA Higher Educational Assistance Agy. Rev.	500,000	2.63	6/1/42	502,305

PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	288,722

PA Hsg. Finance Agy. Rev.	795,000	3.65	10/1/42	825,417

PA Hsg. Finance Agy. Rev.	135,000	4.00	10/1/46	145,064

PA Hsg. Finance Agy. Rev.	130,000	4.00	10/1/47	135,925

PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,058,310

PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,568,175

Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	689,686

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	396,158

Southcentral General Auth. Rev. (York College of Pennsylvania)	500,000	4.00	11/1/37	570,675

West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	597,712

				8,454,533

Rhode Island - 0.3%

RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	256,168

RI Student Loan Auth. Rev.	750,000	3.63	12/1/37	785,070

				1,041,238

South Carolina - 1.1%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	396,907

SC Education Assistance Auth. Student Loan Rev.	80,000	5.10	10/1/29	80,051

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	541,030

SC Jobs-Economic Dev. Auth. Rev. (Bon Secours Mercy Health, Inc.)	750,000	4.00	12/1/44	890,280

SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	279,897

SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	566,135

JUNE 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

SC State Hsg. Finance & Dev. Auth. Rev.	500,000	3.05	7/1/45	526,635

SC State Hsg. Finance & Dev. Auth. Rev.	750,000	4.00	1/1/47	750,000

				4,030,935

South Dakota - 0.3%

SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	574,840

SD Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.20	11/1/43	504,810

				1,079,650

Tennessee - 2.4%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, [4,5]	500,000	6.50	6/1/27	150,000

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	963,897

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	346,617

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	4,625

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	19,688

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	701,110

TN Hsg. Dev. Agency. Rev.	285,000	3.60	1/1/31	292,610

TN Hsg. Dev. Agency. Rev.	360,000	3.88	7/1/35	378,418

TN Hsg. Dev. Agency. Rev.	185,000	3.95	7/1/35	194,790

TN Hsg. Dev. Agency. Rev.	385,000	4.00	7/1/39	411,211

TN Hsg. Dev. Agency. Rev.	435,000	3.85	7/1/42	471,157

TN Hsg. Dev. Agency. Rev.	395,000	3.90	7/1/42	433,102

TN Hsg. Dev. Agency. Rev.	925,000	4.00	7/1/44	981,730

TN Hsg. Dev. Agency. Rev.	1,000,000	2.55	1/1/45	1,026,540

TN Hsg. Dev. Agency. Rev.	890,000	3.95	1/1/49	959,687

TN Hsg. Dev. Agency. Rev.	1,350,000	4.05	1/1/49	1,482,030

				8,817,228

Texas - 7.3%

Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	200,566

Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	391,394

Brazoria Co. Municipal Utility District No. 28 G.O. (MAC Insured)	540,000	4.00	9/1/27	543,402

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	965,190

Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/45	579,205

Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/50	579,570

Cypress Hill Municipal Utility Dist. No. 1 G.O. (AGM Insured)	1,000,000	4.00	9/1/34	1,038,580

Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	554,440

Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	668,960

El Paso Co. Hospital District G.O.	825,000	5.00	8/15/43	876,084

Fort Bend Co. Municipal Utility Dist. No. 50 G.O. (MAC Insured)	400,000	4.00	9/1/29	402,520

Grand Parkway Transportation Corp. Rev. (Grand Parkway System) (BAM Insured)	1,000,000	3.00	10/1/50	1,070,080

Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	560,230

Harris Co. Municipal Utility Dist. No. 284 G.O. (MAC Insured)	285,000	4.00	9/1/33	286,796

Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	435,000	4.00	9/1/30	437,740

Harris Co. Municipal Utility Dist. No. 381 G.O. (BAM Insured)	250,000	4.00	9/1/33	251,575

Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	470,000	4.00	9/1/30	472,961

Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	920,000	4.00	9/1/32	925,796

Harris Co. Municipal Utility Dist. No. 400 G.O. (BAM Insured)	1,050,000	4.00	9/1/34	1,056,615

Houston Higher Education Finance Corp. (Cosmos Foundation)	480,000	5.00	2/15/32	489,658

Houston Higher Education Finance Corp. (Houston Baptist University Proj.)	500,000	3.38	10/1/37	500,210

Meadowhill Regional Municipal Utility Dist. G.O. (AGM Insured)	500,000	4.00	10/1/35	520,195

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	253,864

12

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	426,402

New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	450,245

New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	418,324

New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	495,000	3.75	6/1/28	509,449

New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	500,000	4.00	6/1/32	515,375

New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	250,915

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	551,730

New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	264,802

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	384,632

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	786,278

New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	567,470

Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	100,000	5.00	6/15/37	104,487

Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	1,000,000	5.00	6/15/42	1,044,870

North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	204,000	5.38	2/15/25	166,582

Parkway Utility Dist. G.O. (BAM Insured)	500,000	3.63	3/1/35	502,160

Parkway Utility Dist. G.O. (Waterworks and Sewer System) (BAM Insured)	275,000	4.00	3/1/33	281,091

Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	278,478

Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	536,375

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) 2, [5]	500,000	5.63	11/15/27	225,000

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	595,295

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	145,000	5.63	11/15/24	145,309

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	556,205

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,195,205

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	527,825

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	2.50	7/1/51	1,010,930

TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	581,510

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	740,000	4.00	3/1/50	794,064

				27,296,639

Utah - 0.2%

UT Hsg. Corp. Single Family Mtg. Rev.	25,000	5.75	1/1/33	25,062

UT Hsg. Corp. Single Family Mtg. Rev.	55,000	4.60	7/1/34	55,080

UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	280,000	4.00	1/1/36	295,554

West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	475,204

				850,900

Vermont - 0.1%

VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	305,000	3.50	5/1/38	325,508

Virginia - 0.3%

VA Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.45	11/1/45	508,065

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	415,240

				923,305

Washington - 3.0%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	360,882

King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,076,570

King Co. Hsg. Auth. Rev.	750,000	3.00	8/1/40	806,228

Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	541,620

Seattle Hsg. Auth. Rev. (Hinoki Apartments Proj.)	500,000	3.00	6/1/52	521,190

Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	555,230

Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	546,260

Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	1,065,540

Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	1,067,610

JUNE 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	272,505

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	1,000,000	5.00	7/1/36	1,085,460

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	579,940

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	1,075,000	5.00	7/1/38	1,189,434

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (The Hearthstone Proj.) [4]	525,000	5.00	7/1/48	573,699

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	564,015

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	329,697

				11,135,880

West Virginia - 0.6%

WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	265,825

WV Hsg. Dev. Fund Rev.	30,000	3.80	11/1/35	30,089

WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	1,041,863

WV Hsg. Dev. Fund Rev.	1,005,000	2.50	11/1/51	1,012,357

				2,350,134

Wisconsin - 4.4%

Public Finance Auth. Rev. (Appalachian Regional Healthcare System Obligated Group)	500,000	4.00	7/1/46	578,710

Public Finance Auth. Rev. (Presbyterian Villages of Michigan) [4]	645,000	4.75	11/15/53	687,022

WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,384

WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	523,850

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	537,655

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	535,735

WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	567,250

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	332,130

WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	604,815

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	832,575

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	376,894

WI Health & Educational Facs. Auth. Rev. (Three Pillars Senior Living Communities)	920,000	5.00	8/15/43	1,012,515

WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	267,972

WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	608,636

WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,626,870

WI Housing & Economic Dev. Auth. Rev.	1,500,000	2.70	11/1/56	1,510,875

WI Public Finance Auth. Rev. (ACTS Retirement-Life Community, Inc.)	600,000	4.00	11/15/37	702,318

WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	597,420

WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	771,736

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	790,110

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,520	9.00	1/1/46	531

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/47	505

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	12.00	1/1/47	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,171	9.00	1/1/48	494

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	390	12.00	1/1/48	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [6]	16,055	9.00	1/1/49	481

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	384	11.00	1/1/49	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/50	456

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	372	11.00	1/1/50	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,334	9.00	1/1/51	492

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	364	11.00	1/1/51	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	446,246	3.75	7/1/51	312,332

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,218	9.00	1/1/52	470

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	475	10.00	1/1/52	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,985	9.00	1/1/53	456

14

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($) Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	442
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	427
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	415
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	22,407	5.50	7/1/56	17,668
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	401
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	387
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	378
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	364
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	350
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	339
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	328
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	320
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	308
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	289
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	95
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	3,510
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	435,665
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	3,804
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	452,033
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	147,159
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	516,925
WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	277,355

				16,513,867

Wyoming - 0.2%
WY Community Dev. Auth. Rev.	335,000	3.90	12/1/38	351,120
WY Community Dev. Auth. Rev.	280,000	4.05	12/1/38	286,306

				637,426

Total Municipal Bonds (cost: $327,982,703)				332,153,688

Investment Companies - 5.4%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			808,203
BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,261,328
BlackRock MuniHoldings Fund, Inc. (MHD)	81,102			1,360,892
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	57,814			809,974
BlackRock MuniYield Insured Fund (MYI)	71,171			1,056,889
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			331,901
BlackRock MuniYield Quality Fund, Inc. (MQY)	25,912			434,026

JUNE 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	35,000	288,050
DWS Municipal, Income Trust (KTF)	93,236	1,140,276
DWS Strategic Municipal Income Trust (KSM)	26,351	331,759
Eaton Vance Municipal Bond Fund (EIM)	5,360	73,325
Invesco Municipal Opportunity Trust (VMO)	67,520	918,272
Invesco Municipal Trust (VKQ)	76,872	1,054,684
Invesco Pennsylvania Value Municipal Income Trust (VPV)	30,000	401,400
Invesco Quality Municipal Income Trust (IQI)	91,114	1,230,039
Invesco Value Municipal Income Trust (IIM)	45,799	755,226
Invesco Van Kampen Advantage Muni Income Trust (VKI)	111,341	1,359,474
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	66,847	937,195
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972	2,574,360
Nuveen Dividend Advantage Municipal Income Fund (NVG)	20,000	357,200
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)	5,000	75,500
Nuveen Quality Municipal Income Fund (NAD)	163,973	2,625,208
Putnam Municipal Opportunities Trust (PMO)	10,619	150,153

Total Investment Companies (cost: $18,275,685)		20,335,334

Total Investments in Securities - 94.2% (cost: $346,258,388)		352,489,022

Other Assets and Liabilities, net - 5.8%		21,773,482

Total Net Assets - 100.0%		$374,262,504

[1]

Variable rate security. Rate disclosed is as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2021 was $2,413,318 and represented 0.6% of net assets.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2021 was $34,985,458 and represented 9.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2021 was $2,559,732 and represented 0.7% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2021 was $5,867,276 and represented 1.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2021.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

16

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2021 Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of June 30, 2021 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation Depreciation ($)
Short Futures: [10]
U.S. Treasury 10 Year	179	September 2021	(23,717,500)	(155,783)
U.S. Treasury 5 Year	134	September 2021	(16,539,578)	(240)
U.S. Treasury Long Bond	81	September 2021	(13,020,750)	(310,384)

				(466,407)

[10]	The amount of $1,300,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2021.

A summary of the levels for the Fund’s investments as of June 30, 2021 is as follows:

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	332,153,688	—	332,153,688
Investment Companies	20,335,334	—	—	20,335,334

	20,335,334	332,153,688	—	352,489,022
Liabilities
Futures	(466,407)	—	—	(466,407)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2021	17